Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Leases

Note 12.   Leases

As of June 30, 2022 and December 31, 2021, the Company’s operating lease right of use assets are $17.7 million and $12.8 million, respectively. The weighted-average remaining lease term is 5.6 and the weighted-average discount rate is 4.9%.

The following table summarizes the components of lease expense (in thousands):

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Operating lease cost	$1,192	$279	$2,241	$448
Short-term lease cost	155	170	359	259
Sublease income	—	—	—	—
Total	$1,347	$449	$2,600	$707

The following table summarizes supplemental information related to leases (in thousands):

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,172	$311	$2,215	$476
Right of use assets obtained in exchange for new operating lease liabilities	150	2,955	6,895	4,718

The additional right of use assets was primarily acquired in the Tree Technologies, Energica, WAVE, and Solectrac acquisitions. The facilities acquired are primarily office buildings and warehouses in Asia, Europe and U.S. locations where they conduct business.

The following table summarizes the maturity of operating lease liabilities (in thousands):

Leased Property
June 30, 2022	Costs
2022 (excluding the six months ended June 30, 2022	$2,353
2023	4,666
2024	3,534
2025	3,054
2026	2,503
2026 and thereafter	4,031
Total lease payments	20,141
Less: interest	(2,577)
Total	$17,564

In the six months ended June 30, 2022, the Company executed a five-year automobile lease and acquired two finance leases through an acquisition of Energica, the manufacturer of high-performance electric motorcycles with a six-year and two-year remaining life for a service center and an office facility, respectively. In Asia, the Company acquired a two-year operating lease and renewed a two-year lease for a general office building for a manufacturing facility for EV bikes, scooters, and batteries. In the U.S., the Company acquired two operating leases, one of which has a two-year term for a general office building and the other lease, has a ten-year life for a warehouse and office facility used primarily for fabrication, assembly, production, and storage of battery-powered electric tractors.

Note 13.   Leases

As of December 31, 2021 and 2020, the Company’s operating lease right of use assets were $12.8 million and $0.2 million, respectively. As of December 31, 2021 and 2020, the Company’s operating lease liabilities were $12.7 million and $0.1 million, respectively. The weighted-average remaining lease term is 4.2 years and the weighted-average discount rate is 5.2%.

The following table summarizes the components of lease expense (in thousands):

	Year Ended
	December 31,	December 31,	December 31,
	2021	2020	2019
Operating lease cost	$1,764	$1,600	$1,708
Short-term lease cost	720	349	317
Sublease income	—	(74)	(42)
Total	$2,484	$1,875	$1,983

The following table summarizes supplemental information related to leases (in thousands):

	Year Ended
	December 31,	December 31,	December 31,
	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,856	$991	$1,407
Right-of-use assets obtained in exchange for new operating lease liabilities	14,293	486	935

The additional right of use assets were primarily acquired in the Timios, WAVE, US Hybrid and Solectrac acquisitions. The facilities acquired are primarily office buildings and warehouses in U.S. locations where they conduct business. Additionally, the Company leased a showroom in New Jersey in November, 2021.

The following table summarizes the maturity of operating lease liabilities (in thousands):

Leased Property
Years ending December 31	Costs
2022	$3,629
2023	3,647
2024	2,728
2025	2,281
2026	1,685
2027 and thereafter	222
Total lease payments	14,192
Less: Interest	(1,459)
Total	$12,733

In the year ended December 31, 2021, the Company vacated two leases and recorded an impairment loss related to the right of use asset of $0.1 million.

In the three months ended March 31, 2020 the Company ceased to use the premises underlying one lease and vacated the real estate. As a result, the Company recorded an impairment loss related to the right of use asset of $0.9 million. In the three months ended June 30, 2020, the Company completed negotiations with the landlord to settle the remaining operating lease liability of $0.9 million by issuing a promissory note for $0.1 million, bearing an annual interest rate of 4.0%, and which was due on December 31, 2021 and was paid in the year ended December 31, 2021. The Company recorded a gain of $0.8 million in “Other income (expense), net” in the consolidated statements of operations for the settlement of the operating lease liability.

In the three months ended June 30, 2020 the Company ceased to use its New York City headquarters at 55 Broadway, which were subject to two leases, and vacated the real estate. As a result, the Company recorded an impairment loss related to the right of use asset of $5.3 million. The Company had an operating use liability of $5.8 million with respect to these leases, excluding $0.6 million in accounts payable. In the three months ended September 30, 2020, the Company completed negotiations with the landlord to settle the remaining amounts due of $6.4 million for a cash payment of $1.5 million. The Company recorded a gain of $4.9 million in “Other income (expense), net” in the consolidated statements of operations for the settlement of the operating lease.